UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    UNITRIN, INC.
Address: One East Wacker Drive
         10th Floor
         Chicago, IL  60601

13F File Number:  28-2715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Roeske
Title:     Principal Accounting Officer
Phone:     312-661-4600

Signature, Place, and Date of Signing:

     /s/ Richard Roeske     Chicago, IL     May 12, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     1331382


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-121                        Trinity Universal Insurance Company
2    28-117                        United Insurance Company of America
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
                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY INC.       COM                 017361106     1218    44000 SH       DEFINED                 44000
ALLEGHENY ENERGY INC.       COM                 017361106     6147   222000 SH       DEFINED 2              222000
ALLEGHENY ENERGY INC.       COM                 017361106     4928   178000 SH       DEFINED 1              178000
ASSOCIATES FIRST CAP CORP   CL A                046008108      291    13628 SH       DEFINED 1               13628
ASSOCIATES FIRST CAP CORP   CL A                046008108     1787    83604 SH       DEFINED 2               83604
ASSOCIATES FIRST CAP CORP   CL A                046008108      336    15724 SH       DEFINED                 15724
AT&T CORP.                  COM                 001957109     1386    24608 SH       DEFINED                 24608
BAKER HUGHES INC.           COM                 057224107   335345 11085782 SH       DEFINED 1            11085782
BARCLAYS BK PLC             AM DEP NT RCPT      06738C836     3647   159000 SH       DEFINED 2              159000
CURTISS-WRIGHT CORP.        COM                 231561101   160505  4382400 SH       SOLE                  4382400
DELPHI AUTOMOTIVE SYS CORP  COM                 247126105      224    13978 SH       DEFINED                 13978
ENRON CORP.                 COM                 293561106    27135   362400 SH       DEFINED 2              362400
FORD MOTOR COMPANY          COM                 345370100     1194    26000 SH       DEFINED 1               26000
FORD MOTOR COMPANY          COM                 345370100     7327   159500 SH       DEFINED 2              159500
FORD MOTOR COMPANY          COM                 345370100     1378    30000 SH       DEFINED                 30000
GENERAL ELECTRIC COMPANY    COM                 369604103     2490    16000 SH       DEFINED                 16000
GENERAL MOTORS CORPORATION  COM                 370442105     1656    20000 SH       DEFINED                 20000
GOLDMAN SACHS               COM                 38141G104      526     5000 SH       SOLE                     5000
HARTFORD FINANCIAL SVC GRP  COM                 416515104    25647   486200 SH       DEFINED 2              486200
ITT INDUSTRIES INC.         COM                 450911102     7551   243100 SH       DEFINED 2              243100
LIBERTY ALLSTAR EQUITY FUND SH BEN INT          530158104     1792   160183 SH       DEFINED                160183
LITTON INDUSTRIES INC.      COM                 538021106   240866  5450988 SH       DEFINED 2             5450988
LITTON INDUSTRIES INC.      COM                 538021106    14414   326197 SH       DEFINED                326197
LITTON INDUSTRIES INC.      COM                 538021106   223266  5052686 SH       DEFINED 1             5052686
LITTON INDUSTRIES INC.      COM                 538021106    80770  1827893 SH       SOLE                  1827893
LUCENT TECHNOLOGY INC.      COM                 549463107     1318    21264 SH       DEFINED                 21264
MISSISSIPPI VY BANCSHARES   COM                 605720101      873    36576 SH       DEFINED                 36576
SOUTHERN COMPANY            COM                 842587107      435    20000 SH       DEFINED                 20000
TENFOLD CORP.               COM                 88033A103     6050   100000 SH       DEFINED                100000
UNOVA, INC.                 COM                 91529B106    20187  1495327 SH       DEFINED               1495327
UNOVA, INC.                 COM                 91529B106    77105  5711449 SH       DEFINED 1             5711449
UNOVA, INC.                 COM                 91529B106    73588  5450988 SH       DEFINED 2             5450988